Accrued Expenses and Other Current Liabilities	12 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2026	2025
Consulting and legal fees	$109,094	$182,815
Payroll and welfare payable	55,528	31,504
Other current liabilities	16,528	23,084
Accrued expenses and other current liabilities	$181,150	$237,403